Leases - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total Lease liabilities	€ 21,857	€ 31,700	€ 41,751
Less than 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total Lease liabilities	16,345	21,358	25,315
Between 2 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total Lease liabilities	5,370	9,661	14,672
Over 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total Lease liabilities	€ 142	€ 681	€ 1,764